Accruals and other current liabilities	6 Months Ended
Jun. 30, 2026
Accruals And Other Current Liabilities
Accruals and other current liabilities

9 Accruals and other current liabilities

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Other accruals	298,430	356,312	275,336
GST payables	58,186	3,682	2,845
Other payables	864,431	-	-
Accruals and other current liabilities	1,221,047	359,994	278,181

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS